                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10555
                                  ---------------------------------------------

                          PIMCO Corporate Income Fund
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

             1345 Avenue of the Americas, New York, New York 10105
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

   Brian S. Shlissel - 1345 Avenue of the Americas, New York, New York 10105
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  212-739-3369
                                                   ----------------------------

Date of fiscal year end:  October 31
                        --------------------------
Date of reporting period:  April 30
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

     Item 1. Report to Shareholders

     Semi-Annual Report
                                                                         4.30.03

     PIMCO CORPORATE INCOME FUND


     [PCN LISTED NYSE THE NEW YORK STOCK EXCHANGE LOGO]


               CONTENTS

               Letter to Shareholders                               1

               Performance & Statistics                             2

               Schedule of Investments                              3

               Statement of Assets and Liabilities                 11

               Statement of Operations                             12

               Statement of Changes in Net Assets                  13

               Notes to Financial Statements                       14

               Financial Highlights                                19

               Privacy Policy/Annual Shareholders Meeting          20


                                                           [PIMCO ADVISORS LOGO]

PIMCO Corporate Income Fund LETTER TO SHAREHOLDERS

                                                                   June 16, 2003

Dear Shareholder:

We are pleased to provide you with the semi-annual report of the PIMCO Corporate Income Fund (the "Fund") for the six months ended April 30, 2003.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Fund, together with PIMCO Advisors Fund Management LLC, the Fund's investment manager and Pacific Investment Management Co. LLC, the Fund's sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

/s/ Stephen Treadway                          /s/ Brian S. Shlissel
Stephen Treadway                              Brian S. Shlissel
CHAIRMAN                                      PRESIDENT, CHIEF EXECUTIVE OFFICER

                      4.30.03 | PIMCO Corporate Income Fund Semi-Annual Report 1

PIMCO Corporate Income Fund PERFORMANCE SUMMARY AND STATISTICS (UNAUDITED)

  SYMBOL:
  PCN

  OBJECTIVE:
  PIMCO Corporate Income Fund seeks to provide high current income. Capital preservation and appreciation are secondary objectives.

  PRIMARY INVESTMENTS:
  U.S. dollar-denominated corporate debt obligations of varying maturities and other corporate income-producing securities.

  FUND INCEPTION DATE:
  12/21/01

  TOTAL NET ASSETS(1):
  $823.7 million (as of 4/30/03)

  PORTFOLIO MANAGERS:
  David Hinman
  Raymond Kennedy

TOTAL RETURN(2):                                      MARKET PRICE        NAV
--------------------------------------------------------------------------------
Six Months Ended 4/30/03                              19.83%              28.90%
Commencement of Operations (12/21/01) to 4/30/03       9.77%              13.28%

[CHART]

COMMON SHARE PRICE PERFORMANCE (WEEKLY):
For the period 12/21/01 (Commencement of Operations) to 4/30/03

PORTFOLIO STATISTICS:
----------------------------------------

Market Price                     $14.92
----------------------------------------
Net Asset Value                  $14.82
----------------------------------------
Market Price Yield(3)             8.55%
----------------------------------------

                NAV        MARKET PRICE
12/21/2001      $14.32     $15.01
                $14.32     $15.05
                $14.30     $15.03
                $14.25     $15.00
                $14.26     $15.04
                $14.28     $15.03
                $14.29     $15.05
                $14.29     $15.02
                $14.31     $15.04
                $14.34     $15.10
                $14.33     $15.08
                $14.39     $15.02
                $14.39     $15.07
                $14.40     $15.05
                $14.46     $15.09
                $14.50     $15.05
                $14.53     $15.06
                $14.54     $15.06
                $14.52     $15.10
                $14.45     $15.20
                $14.48     $15.15
                $14.50     $15.03
                $14.44     $15.02
                $14.43     $15.03
                $14.40     $15.00
                $14.41     $15.00
                $14.42     $15.03
                $14.37     $15.01
                $14.37     $15.02
                $14.40     $15.04
                $14.40     $15.00
                $14.33     $15.03
                $14.29     $15.03
                $14.27     $15.00
                $14.33     $15.03
                $14.29     $15.02
                $14.27     $15.07
                $14.16     $14.94
                $14.14     $14.93
                $14.21     $14.99
                $14.15     $14.90
                $14.01     $14.97
                $14.01     $14.90
                $14.06     $14.88
                $14.02     $14.60
                $14.01     $14.72
                $14.13     $14.90
                $14.16     $14.83
                $14.05     $14.85
                $14.07     $14.94
                $14.09     $14.86
                $14.10     $14.90
                $14.02     $15.05
                $13.96     $15.00
                $13.96     $15.00
                $13.96     $15.00
                $13.90     $14.79
                $13.77     $14.78
                $13.81     $14.79
                $13.87     $14.89
                $13.87     $14.65
                $13.85     $14.41
                $13.86     $14.45
                $13.86     $14.44
                $13.87     $14.20
                $13.90     $14.34
                $13.92     $14.20
                $13.89     $14.29
                $13.87     $14.43
                $13.96     $14.54
                $14.02     $14.62
                $14.02     $14.69
                $14.09     $14.72
                $14.06     $14.74
                $14.10     $14.74
                $13.98     $14.70
                $13.99     $14.51
                $14.03     $14.65
                $14.06     $14.60
                $14.03     $14.70
                $14.04     $14.61
                $14.11     $14.51
                $14.11     $14.65
                $14.07     $14.55
                $14.05     $14.58
                $14.11     $14.55
                $14.10     $14.48
                $14.13     $14.54
                $14.06     $14.62
                $14.02     $14.77
                $13.95     $14.68
                $13.97     $14.78
                $14.01     $14.83
                $14.00     $14.85
                $13.97     $14.90
                $13.79     $14.76
                $13.81     $14.83
                $13.85     $14.92
                $13.72     $14.79
                $13.71     $14.75
                $13.75     $14.77
                $13.77     $14.78
                $13.71     $14.75
                $13.70     $14.71
                $13.74     $14.66
                $13.81     $14.64
                $13.80     $14.72
                $13.83     $14.77
                $13.91     $14.63
                $13.94     $14.74
                $13.97     $14.80
                $13.95     $14.84
                $14.00     $14.95
                $14.03     $14.85
                $14.01     $14.88
                $14.02     $14.92
                $13.94     $14.88
                $13.92     $14.85
                $13.95     $14.90
                $13.84     $14.88
                $13.85     $14.94
                $13.85     $14.94
                $13.86     $14.93
                $13.82     $14.83
                $13.93     $14.75
                $13.81     $14.69
                $13.83     $14.63
                $13.67     $14.49
                $13.66     $14.48
                $13.47     $14.31
                $13.20     $14.50
                $13.20     $14.76
                $13.15     $14.63
                $13.06     $14.65
                $13.04     $14.57
                $12.98     $14.54
                $13.07     $14.53
                $13.16     $14.67
                $13.11     $14.66
                $12.99     $14.64
                $13.05     $14.52
                $13.01     $14.52
                $12.94     $14.50
                $13.02     $14.40
                $13.04     $14.48
                $12.98     $14.39
                $12.81     $14.21
                $12.55     $13.60
                $12.29     $13.20
                $12.20     $13.70
                $12.10     $13.65
                $11.86     $13.60
                $12.05     $13.50
                $12.20     $13.70
                $12.42     $13.76
                $12.35     $13.75
                $12.24     $13.60
                $12.10     $13.45
                $12.16     $13.40
                $12.14     $13.22
                $12.23     $13.44
                $12.11     $13.50
                $12.19     $13.71
                $12.09     $13.80
                $12.10     $13.80
                $12.01     $13.79
                $12.15     $13.58
                $12.36     $13.55
                $12.39     $13.59
                $12.46     $13.34
                $12.54     $13.38
                $12.62     $13.41
                $12.58     $13.55
                $12.67     $13.52
                $12.68     $13.53
                $12.69     $13.55
                $12.75     $13.75
                $12.73     $13.90
                $12.78     $14.10
                $12.72     $14.29
                $12.69     $14.48
                $12.76     $14.55
                $12.61     $14.37
                $12.73     $14.49
                $12.82     $14.50
                $12.83     $14.37
                $12.86     $14.38
                $12.83     $14.38
                $12.78     $14.50
                $12.75     $14.32
                $12.68     $14.10
                $12.52     $14.19
                $12.49     $14.19
                $12.55     $14.07
                $12.55     $14.05
                $12.54     $13.95
                $12.50     $13.95
                $12.48     $14.13
                $12.45     $14.37
                $12.35     $14.23
                $12.30     $13.89
                $12.16     $13.80
                $11.93     $13.57
                $11.84     $13.39
                $11.84     $13.38
                $11.84     $13.07
                $11.71     $13.40
                $11.69     $12.88
                $11.68     $12.75
                $11.71     $12.73
                $11.62     $12.54
                $11.62     $12.30
                $11.65     $12.56
                $11.79     $12.69
                $11.86     $12.69
                $11.95     $12.64
                $12.06     $12.90
                $12.07     $13.07
                $12.26     $13.24
                $12.23     $13.30
                $12.32     $13.60
                $12.40     $13.58
                $12.55     $13.55
                $12.68     $13.49
                $12.71     $13.50
                $12.71     $13.45
                $12.73     $13.50
                $12.67     $13.55
                $12.66     $13.70
                $12.73     $13.85
                $12.83     $13.75
                $12.86     $13.77
                $12.90     $13.99
                $13.01     $13.90
                $13.02     $13.98
                $13.02     $13.90
                $13.07     $13.98
                $12.98     $13.90
                $13.00     $13.99
                $13.09     $13.68
                $13.08     $13.88
                $13.06     $13.87
                $13.05     $13.75
                $13.09     $13.55
                $13.10     $13.71
                $13.06     $13.80
                $13.05     $13.71
                $13.10     $13.63
                $13.10     $13.62
                $13.10     $13.46
                $13.21     $13.20
                $13.29     $13.20
                $13.37     $13.33
                $13.40     $13.59
                $13.39     $13.71
                $13.43     $13.65
                $13.22     $13.50
                $13.30     $13.70
                $13.33     $13.80
                $13.30     $13.74
                $13.20     $13.96
                $13.29     $13.94
                $13.34     $14.13
                $13.50     $14.38
                $13.61     $14.34
                $13.57     $14.43
                $13.63     $14.44
                $13.73     $14.54
                $13.72     $14.59
                $13.59     $14.44
                $13.54     $14.53
                $13.58     $14.41
                $13.63     $14.37
                $13.64     $14.38
                $13.67     $14.49
                $13.68     $14.88
                $13.58     $14.71
                $13.61     $14.70
                $13.56     $14.70
                $13.61     $14.67
                $13.64     $14.74
                $13.60     $14.65
                $13.65     $14.77
                $13.62     $14.67
                $13.63     $14.65
                $13.64     $14.64
                $13.55     $14.79
                $13.60     $14.76
                $13.46     $14.70
                $13.41     $14.73
                $13.40     $14.69
                $13.43     $14.74
                $13.50     $14.73
                $13.58     $14.67
                $13.60     $14.60
                $13.64     $14.68
                $13.64     $14.48
                $13.69     $14.65
                $13.71     $14.63
                $13.79     $14.65
                $13.88     $14.71
                $13.89     $14.73
                $13.90     $14.79
                $13.90     $14.74
                $13.93     $14.73
                $13.94     $14.71
                $13.93     $14.73
                $13.79     $14.68
                $13.77     $14.70
                $13.82     $14.72
                $13.77     $14.70
                $13.76     $14.72
                $13.62     $14.73
                $13.61     $14.58
                $13.59     $14.37
                $13.66     $14.41
                $13.70     $14.45
                $13.78     $14.21
                $13.82     $14.30
                $13.91     $14.60
                $13.96     $14.76
                $14.05     $14.81
                $14.09     $14.89
                $14.19     $14.84
                $14.17     $14.81
                $14.19     $14.89
                $14.20     $14.90
                $14.12     $14.89
                $14.12     $14.83
                $14.12     $14.93
                $14.16     $14.91
                $14.25     $14.85
                $14.32     $14.90
                $14.35     $14.88
                $14.40     $14.79
                $14.41     $14.67
                $14.53     $14.79
                $14.61     $14.78
                $14.65     $14.95
                $14.67     $14.97
                $14.70     $14.98
4/30/2003       $14.82     $14.92

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period greater than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current per share dividend to common shareholders by the market price per common share.

2 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.03

PIMCO Corporate Income Fund SCHEDULE OF INVESTMENTS
April 30, 2003 (unaudited)

PRINCIPAL
   AMOUNT                                                                    CREDIT RATING
    (000)                                                                    (MOODY'S/S&P)         VALUE*
 LONG-TERM INVESTMENTS--94.2%
 CORPORATE BONDS & NOTES - 85.9%
 AIRLINES - 6.5%
            American Airlines, Inc., pass thru certificates,
$    4,283   6.978%, 4/1/11                                                    Baa2/BBB     $   3,886,229
     2,000   7.024%, 10/15/09, Ser. 99-1                                       Baa3/BBB-        1,678,476
       504   9.71%, 1/2/07, Ser. 91-A1 (f)                                      B3/CCC            153,775
            Continental Airlines, Inc., pass thru certificates,
    10,000   6.503%, 6/15/11, Ser. 01-1                                         Baa3/A+         8,706,411
       418   7.461%, 4/1/15, Ser. 971A                                         Baa3/BBB+          340,061
     3,000   7.487%, 10/2/10, Ser.00-2                                          Baa3/A          2,640,298
    10,000  Delta Airlines, Inc., pass thru certificates,
             7.57%, 11/18/10, Ser. 00-1                                         Baa2/A          9,709,641
     4,489  Northwest Airlines Corp., pass thru certificates,
             7.575%, 3/1/19, Ser. 992A                                          Baa2/A+         4,275,882
            United Airlines, Inc., pass thru certificates,
     6,500   6.201%, 9/1/08, Ser. 01-1                                         Baa3/BBB-        4,631,592
     4,908   7.186%, 4/1/11, Ser. 00-2                                         Baa3/BBB-        3,620,325
     5,600   7.73%, 7/1/10, Ser. 00-1                                          Baa3/BBB-        3,880,212
       700  United Airlines, Inc., 10.36%, 11/13/12, Ser. 91C (f)              Caa2/CCC           164,500
            US Airways, Inc., pass thru certificates,
     7,871   6.76%, 4/15/08, Ser. A (f)                                         Baa3/B+         6,385,035
     2,665   6.85%, 1/30/18, Ser. 98-1                                          Baa3/A          2,245,939
       909   8.36%, 1/20/19, Ser 99-1                                           Baa3/A+           734,709
                                                                                            ---------------
                                                                                               53,053,085
                                                                                            ===============
 AUTOMOTIVE - 0.6%
     4,000  Ford Motor Co., 7.45%, 7/16/31                                     Baa1/BBB         3,569,832
     1,000  Hertz Corp., 7.625%, 6/1/12                                        Baa2/BBB         1,002,501
                                                                                            ---------------
                                                                                                4,572,333
                                                                                            ===============
 BANKING - 1.0%
     5,625  Colonial Bank, 9.375%, 6/1/11                                      Ba1/BBB-         6,318,320
     2,040  Riggs National Corp., 9.65%, 6/15/09                                Ba2/BB-         2,091,000
                                                                                            ---------------
                                                                                                8,409,320
                                                                                            ===============
 CHEMICALS - 1.7%
     3,445  Arco Chemical Co., 9.375%-10.25%, 12/15/05-11/1/10                  Ba3/BB          3,508,713
     3,250  Equistar Chemical L.P., 8.75%-10.125%, 9/1/08-2/15/09                B1/BB          3,349,158
            Lyondell Chemical Co.
     3,375   9.625%, 5/1/07, Ser A                                              Ba3/BB          3,493,125
     1,500   9.875%, 5/1/07, Ser B                                              Ba3/BB          1,552,500
            OM Group, Inc.,
     1,839   7.00%, 6/14/07 (f)                                                 Caa2/B-         1,809,403
       200   9.25%, 12/15/11                                                    Caa2/B-           172,000
                                                                                            ---------------
                                                                                               13,884,899
                                                                                            ===============
 DIVERSIFIED MANUFACTURING - 0.6%
     4,574   Tyco International Group SA., 4.375%-6.75%, 11/19/04-2/15/11      Ba2/BBB-         4,776,463
                                                                                            ---------------
 ELECTRONICS - 2.1%
     4,500   BRL Universal Equipment Corp., 8.875%, 2/15/08                     Ba3/BB-         4,905,000
     4,000   Edison International, Inc., 6.875%, 9/15/04                         B3/B-          4,040,000
     7,650   Ipalco Enterprises, Inc., 7.375%-7.625%,
             11/14/08-11/14/11                                                  Ba1/BB-         8,319,375
                                                                                            ---------------
                                                                                               17,264,375
                                                                                            ===============

                    | 4.30.03 | PIMCO Corporate Income Fund Semi-Annual Report 3

PIMCO Corporate Income Fund SCHEDULE OF INVESTMENTS
April 30, 2003 (unaudited)

PRINCIPAL
   AMOUNT                                                                    CREDIT RATING
    (000)                                                                    (MOODY'S/S&P)         VALUE*
-----------------------------------------------------------------------------------------------------------
 ENERGY - 5.8%
$    3,750  Dynegy Holdings, Inc., 8.125%, 3/15/05                             Caa2/CCC+    $   3,646,875
     5,608  East Coast Power LLC, 6.737%-7.066, 3/31/08-3/31/12,
            Ser B                                                               Ba2/BB+         5,643,503
     6,000  Edison Mission Energy, 7.73%-10.00%, 8/15/08-6/15/09                Ba3/BB-         5,470,000
       600  El Paso Corp., 6.75%, 5/15/09                                       Caa1/B            525,000
     5,000  MidAmerican Energy Hldgs., 5.875%, 10/1/12                         Baa3/BBB-        5,235,095
     5,000  Mirant Americas Generation, Inc., 8.30%, 5/1/11                      B3/B           3,675,000
     2,000  Northern State Power, 8.00%, 8/28/12, Ser B                         A3/BBB+         2,478,426
     1,850  PG&E Gas Transmission, 7.10%, 6/1/05                                B1/CCC          1,817,625
       250  Transcontinental Gas Pipe Corp., 8.875%, 7/15/12                     B3/B+            276,250
     1,000  TXU Corp., 6.375%, 6/15/06, Ser. J                                 Ba1/BBB-         1,070,000
     7,250  TXU Energy Co., 7.00%, 3/15/13 (a) (c)                             Baa2/BBB         8,023,198
    10,000  Williams Cos., Inc., 7.125%, 9/1/11                                 Caa1/B          9,500,000
                                                                                            ---------------
                                                                                               47,360,972
                                                                                            ===============
 FINANCIAL SERVICES - 4.7%
     9,799  Beaver Valley Funding Corp., 8.625%-9.00%, 6/1/07-6/1/17           Baa3/BBB-       11,325,514
     1,000  BlueWater Finance Ltd., 10.25%, 2/15/12                              B1/B+          1,030,000
     5,000  Ford Motor Credit Co., Capital Trust 7.25%, 10/25/11                A3/BBB          5,020,350
    15,000  General Motors Acceptance Corp.,
             6.125%-6.875%, 8/28/07-9/15/11                                     A2/BBB         15,404,930
     5,000  Sets Trust No. 2002-3, 8.85%, 4/2/07 (a) (c) (f) (g)                 NR/NR          5,299,961
                                                                                            ---------------
                                                                                               38,080,755
                                                                                            ===============
 FINANCING - 1.6%
            Pemex Proj. Master Trust
       450   8.00%, 11/15/11                                                   Baa1/BBB-          513,000
     2,000   8.625%, 2/1/22 (a) (c)                                            Baa1/BBB-        2,225,000
    10,000  TIERS Principal Protected Trust, 8.41%, 3/22/07 (a) (f) (g)         Ba3/BB-        10,559,195
                                                                                            ---------------
                                                                                               13,297,195
                                                                                            ===============
 FOOD SERVICES - 0.0%
       300  Yum! Brands, Inc., 7.45%, 5/15/05                                   Ba1/BB+           324,000
                                                                                            ---------------
 HEALTHCARE & HOSPITALS - 2.1%
     4,100  Beverly Enterprises, Inc., 9.00%-9.625%, 2/15/06-4/15/09             B1/B+          3,659,500
     5,475  HCA Inc., 6.25%-7.875%, 2/1/11-2/15/13                             Ba1/BBB-         5,961,499
            Healthsouth Corp.,
     4,000   3.25%, 4/1/49 (d)                                                   NR/D           1,100,000
     2,000   7.00%, 6/15/08                                                     Caa2/D          1,285,000
     5,000   8.375%, 10/1/11 (d)                                                 NR/NR          3,212,500
     1,510  Manor Care, Inc., 8.00%, 3/1/08                                     Ba1/BBB         1,645,900
                                                                                            ---------------
                                                                                               16,864,399
                                                                                            ===============
 HOTELS/GAMING - 4.6%
     2,000  Hilton Hotels Corp., 7.625%, 12/1/12                               Ba1/BBB-         2,134,368
     1,500  Host Marriot LP, 9.50%, 1/15/07, Ser. I                             Ba3/B+          1,584,375
       900  Jupiters Ltd., 8.50%, 3/1/06                                        Ba2/BB+           976,500
            Mandalay Resort Group
     1,766   6.45%-6.70%, 2/1/06-11/15/96                                       Ba2/BB+         1,799,143
       500   9.375%, 2/15/10                                                    Ba3/BB-           545,000
    12,640  MGM Mirage, Inc., 6.625%-8.500%, 2/1/05-9/15/10                    Ba1/BBB-        13,909,475
            Park Place Entertainment Corp.,
     4,175   7.875%-8.125%, 12/15/05-5/15/11                                    Ba2/BB+         4,408,750
     3,000   8.50%, 11/15/06                                                   Ba1/BBB-         3,262,500

4 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.03 |

PIMCO Corporate Income Fund SCHEDULE OF INVESTMENTS
April 30, 2003 (unaudited)

PRINCIPAL
   AMOUNT                                                                    CREDIT RATING
    (000)                                                                    (MOODY'S/S&P)         VALUE*
-----------------------------------------------------------------------------------------------------------
 HOTELS/GAMING (CONTINUED)
            Starwood Hotels & Resorts,
$      475   6.75%, 11/15/03-11/15/05                                          Ba1/BBB-     $     485,801
     6,500   7.375%, 5/15/07-11/15/15                                          Ba1/BBB-         6,557,464
     2,000   7.875%, 5/1/12 (a) (c) (f)                                        Ba1/BBB-         2,102,500
                                                                                            ---------------
                                                                                               37,765,876
                                                                                            ===============
 INSURANCE - 0.0%
       250  GE Global Insurance Holdings., 7.50%, 6/15/10                        A1/A             284,843
                                                                                            ---------------
 MANUFACTURING - 0.1%
       500  Dresser, Inc., 9.375%, 4/15/11                                       B2/B             522,500
                                                                                            ---------------
 MEDICAL PRODUCTS - 0.1%
        75  Beckman Coulter, Inc. 7.05%, 6/1/26                                Baa3/BBB            85,831
     1,000  Fresenius Medical Care AG, 7.875%, 6/15/11                          Ba2/BB-         1,050,000
                                                                                            ---------------
                                                                                                1,135,831
                                                                                            ===============
 METALS/MINING - 0.0%
       200  Century Aluminum Co., 11.75%, 4/15/08                               B1/BB-            208,000
                                                                                            ---------------
 MISCELLANEOUS - 6.0%
     5,266  Cedar Brakes II LLC., 9.875%, 9/1/13                                Caa1/B          4,765,956
     2,000  Gemstone Investors Ltd., 7.71%, 10/31/04 (a) (c)                    Caa1/B          1,935,000
     8,900  Merit Securities Corp., 7.88%, 12/28/33 (b)                         Aaa/NR          8,793,443
    28,864  Morgan Stanley, TRACERS, 7.252%, 9/15/11 (a) (c)                    Baa1/NR        33,302,100
                                                                                            ---------------
                                                                                               48,796,499
                                                                                            ===============
 MULTIMEDIA - 5.5%
    13,000  AOL Time Warner Inc., 6.875%-7.70%, 5/1/12-5/1/32                  Baa1/BBB+       14,373,139
     6,360  British Sky Broadcasting Group,
             6.875%-8.20%, 10/15/06-7/15/09                                     Ba1/BB+         6,895,376
     1,000  CF Cable TV, Inc., 9.125%, 7/15/07                                  Ba3/B+          1,045,863
     5,455  Charter Communications Holdings LLC,
             8.25%-10.75%, 4/1/07-10/1/09                                       Ca/CCC-         3,654,850
     7,833  CSC Holdings Inc., 7.25% - 8.125%, 7/15/08-4/1/11, Ser. B           B1/BB-          8,303,085
     1,610  News America, Inc., 6.75%, 1/9/38                                  Baa3/BBB-        1,771,884
     5,000  Time Warner Inc., 9.125%, 1/15/13                                  Baa1/BBB+        6,123,620
     2,000  Univision Communications, Inc., 7.85%, 7/15/11                     Baa3/BB+         2,322,940
                                                                                            ---------------
                                                                                               44,490,757
                                                                                            ===============
 OIL & GAS - 8.7%
     1,000  AmeriGas Partners, L.P., 8.875%, 5/20/11                            B2/BB-          1,085,000
       600  Barrett Resources Corp., 7.55%, 2/1/07                              Caa1/B            612,594
        45  Belco Oil & Gas Corp., 8.875%, 9/15/07, Ser. B                      Ba3/B+             47,250
     3,662  BP Amoco PLC, 10.875%, 7/15/05                                      Aa1/AA+         4,351,232
     2,850  Cheaspeake Energy Corp., 8.375%, 11/1/08                            Ba3/B+          3,078,000
    10,500  Coastal Corp., 6.375%-7.75%, 9/1/08-6/15/10                         Caa1/B          9,347,500
     2,000  Florida Gas Transmission, 7.00%, 7/17/12 (a) (c)                   Baa2/BBB         2,112,808
     3,000  Forest Oil Corp., 8.00%, 6/15/08-12/15/11                           Ba3/BB          3,205,000
     3,750  Hanover Equipment Trust, 8.50%, 9/1/08                               B2/B+          3,843,750
     1,500  Parker Drilling Co., 9.75%, 11/15/06, Ser. D                         B1/B+          1,552,500
     4,915  Pioneer Natural Resource Co., 6.50%-8.25%, 8/15/07-1/15/08          Ba1/BB+         5,551,300
     1,550  Pogo Producing Co., 8.25%-8.75%, 5/15/07-4/15/11, Ser. B            Ba3/BB          1,676,063
            Reliant Energy Resources Corp.,
     9,200   6.50%-7.75%, 2/1/08-2/15/11                                        Ba1/BBB         9,941,000
     1,700   8.125%, 7/15/05, Ser. B                                            Ba1/BBB         1,844,500

                    | 4.30.03 | PIMCO Corporate Income Fund Semi-Annual Report 5

PIMCO Corporate Income Fund SCHEDULE OF INVESTMENTS
April 30, 2003 (unaudited)

PRINCIPAL
   AMOUNT                                                                    CREDIT RATING
    (000)                                                                    (MOODY'S/S&P)         VALUE*
-----------------------------------------------------------------------------------------------------------
 OIL & GAS (CONTINUED)
$      300  SESI LLC, 8.875%, 5/15/11                                           B1/BB-      $     319,500
     5,000  Valero Energy Corp., 6.875%, 4/15/12                               Baa3/BBB         5,572,845
     5,700  Vintage Petroleum, Inc., 8.625%, 2/1/09                              B1/B           5,885,250
     5,000  Weatherford International, Inc., 6.625%, 11/15/11                  Baa1/BBB+        5,563,920
     1,515  Western Gas Resources, Inc., 10.00%, 6/15/09                        Ba3/BB-         1,658,925
            XTO Energy Inc.
     2,500   6.25%, 4/15/13 (a) (c)                                             Ba2/BB          2,618,750
     1,300   8.75%, 11/1/09, Ser. B                                             Ba3/BB-         1,365,000
                                                                                            ---------------
                                                                                               71,232,687
                                                                                            ===============
 PAPER PRODUCTS - 2.4%
     6,640  Boise Cascade Co., 7.50%-9.45%, 2/1/08-11/1/09                     Baa3/BB+         7,470,425
     3,000  Bowater Canada Inc., 7.95%, 11/15/11                                Ba1/BB+         3,155,466
     9,500  Georgia-Pacific Corp., 8.125%-9.50%, 5/15/11-6/15/23                Ba3/BB+         8,595,000
                                                                                            ---------------
                                                                                               19,220,891
                                                                                            ===============
 PRINTING/PUBLISHING - 0.9%
     2,650  Garden State Newspapers, Inc., 8.75%, 10/1/09, Ser. B                B2/B+          2,756,000
     4,250  Quebecor World Inc., 7.75%, 2/15/09                                Baa2/BBB         4,448,058
                                                                                            ---------------
                                                                                                7,204,058
                                                                                            ===============
 REAL ESTATE - 0.3%
     2,700  Healthcare Inc., LP-REIT, 8.00%, 9/12/12                           Ba1/BBB-         2,773,567
                                                                                            ---------------
 RETAIL - 0.7%
     2,405  Gap Inc., 5.625%, 5/1/03                                            Ba3/BB+         2,405,000
     3,000  Ingles Markets, Inc., 8.875%, 12/1/11                               Ba3/B+          3,075,000
                                                                                            ---------------
                                                                                                5,480,000
                                                                                            ===============
 TELECOMMUNICATIONS - 20.7%
    10,100  AT&T Corp., 7.30%, 11/15/11                                        Baa2/BBB+       11,102,890
    10,000  AT&T Wireless Services Inc., 7.875%-8.75%, 3/1/11-3/1/31           Baa2/BBB        12,019,345
    11,000  Citizens Communications Co., 6.375%-9.25%, 8/15/04-5/15/11         Baa2/BBB        12,814,089
       500  Cincinnati Bell Inc., 6.240%, 12/30/03                              Ba2/NR            501,250
            Comcast Corp.,
       500   6.50%, 1/15/15                                                     Baa3/BBB          544,551
     6,530   8.25%, 2/15/08                                                      Ba1/BBB        6,901,531
    15,000  Deutsche Telekom International, 8.00%, 6/15/10                     Baa3/BBB+       18,110,160
     1,950  Echostar Broadband Corp., 10.375%, 10/1/07                          Ba3/BB-         2,193,750
     3,000  Echostar DBS Corp., 9.125%, 1/15/09                                 Ba3/BB-         3,390,000
    20,105  France Telecom, 7.75%, 3/1/11                                      Baa3/BBB-       24,630,394
     3,600  Orange plc, 9.00%, 6/1/09                                          Baa3/BBB-        3,971,812
            Panamsat Corp.,
     3,510   6.125%-6.375%, 1/15/05-1/15/08                                      Ba2/BB-        3,609,075
     4,000   8.50%, 2/1/12                                                       Ba3/B-         4,350,000
    12,860  Quest Capital Funding, 7.25%, 2/15/11                              Caa2/CCC+       10,705,950
     5,000  Qwest Communications International, Inc.,
             7.50%, 11/1/08, Ser. B                                            Caa1/CCC+        4,550,000
     6,500  Qwest Corp., 7.625%, 6/9/03                                         Ba3/B-          6,532,500
     3,100  Rogers Cantel Inc., 9.375%, 6/1/08                                  Ba3/BB+         3,243,375
    25,400  Sprint Capital Corp. (FON Group),
             6.125%-7.625%, 11/15/08-11/15/28                                  Baa3/BBB-       26,110,000
    10,000  Telus Corp., 7.50%, 6/1/07                                          Ba1/BBB        11,150,000
            WorldCom Inc.
     5,000   7.375%, 1/15/06 (a) (d) (f)                                         NR/NR          1,425,000
     2,860   7.50%, 5/15/11 (d)                                                  NR/NR            815,100
                                                                                            ---------------
                                                                                              168,670,772
                                                                                            ===============

6 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.03 |

PIMCO Corporate Income Fund SCHEDULE OF INVESTMENTS
April 30, 2003 (unaudited)

PRINCIPAL
   AMOUNT                                                                    CREDIT RATING
    (000)                                                                    (MOODY'S/S&P)         VALUE*
-----------------------------------------------------------------------------------------------------------
 UTILITIES - 6.8%
$    2,000  CMS Energy Corp., 8.90%, 7/15/08                                    Ba3/B+      $   2,020,000
       500  Consumers Energy, Inc., 6.375%, 2/1/08 (a)                         Baa3/BBB-          547,500
     4,500  Kansas Gas & Electric Co., 6.20%, 1/15/06                           Ba1/BB+         4,680,000
       500  Midwest Generation, Inc., 8.56%, 1/2/16, Ser B                      Ba3/BB-           482,500
     5,000  Northwestern Corp., 8.75%, 3/15/12                                 Caa1/CCC+        3,925,000
     5,000  NRG Energy, Inc., 7.75%, 4/1/11(d) (f)                               Ca/CC          1,975,000
     7,000  Oncor Electric Delivery Co., 6.375%, 5/1/12 (c)                    Baa1/BBB         7,833,000
    15,820  Pinnacle Partners, 8.83%, 8/15/04 (a)                               Ba2/BB+        16,701,570
     1,170  PSEG Energy Holdings, 8.50%, 6/15/11                               Baa3/BBB-        1,265,840
    11,848  South Point Energy Center, 8.40%, 5/30/12 (a)                        B1/BB         10,611,117
     3,500  Tucson Electric Power, 7.50%, 8/1/08, Ser. B                       Ba2/BBB-         3,727,500
     2,000  Westar Energy Inc., 8.50%, 7/1/22                                  Ba1/BBB-         2,112,500
                                                                                            ---------------
                                                                                               55,881,527
                                                                                            ===============

 WASTE DISPOSAL - 2.4%
       250  Allied Waste Industries, 7.875%, 3/15/05                            Ba3/BB-           253,125
     3,745  Allied Waste North America,
             7.625%-8.500%, 1/1/06-12/1/08, Ser. B                              Ba3/BB-         3,990,225
    13,000  Waste Management, Inc., 7.375%-7.65%, 8/1/10-3/15/11               Baa3/BBB        15,168,305
                                                                                            ---------------
                                                                                               19,411,655
                                                                                            ===============
Total Corporate Bonds & Notes (cost-$691,139,882)                                             700,967,259
                                                                                            ===============

 SOVEREIGN DEBT OBLIGATIONS - 4.2%
 BRAZIL - 1.1%
    10,467  Federal Republic of Brazil, 8.00%, 4/15/14                           B2/B+          9,224,554
                                                                                            ---------------
 CROATIA - 0.3%
     2,727  Republic of Croatia, 2.188%, 7/31/10                               Baa3/BBB-        2,717,182
                                                                                            ---------------
 MEXICO - 1.6%
    11,000  United Mexican States, 8.30%-8.375%, 1/14/11-8/15/31               Baa2/BBB-       12,901,000
                                                                                            ---------------
 PANAMA - 0.6%
     4,000  Republic of Panama, 9.375%-9.625%, 2/8/11-7/23/12                   Ba1/BB          4,527,500
                                                                                            ---------------
 SOUTH AFRICA - 0.6%
     4,000  Republic of South Africa, 8.125%, 5/19/09                          Baa2/BBB         4,890,000
                                                                                            ---------------
Total Sovereign Debt Obligations (cost-$31,207,257)                                            34,260,236
                                                                                            ===============

                    | 4.30.03 | PIMCO Corporate Income Fund Semi-Annual Report 7

PIMCO Corporate Income Fund SCHEDULE OF INVESTMENTS
April 30, 2003 (unaudited)

PRINCIPAL AMOUNT/
   SHARES                                                                    CREDIT RATING
    (000)                                                                    (MOODY'S/S&P)         VALUE*
-----------------------------------------------------------------------------------------------------------
 LOAN PARTICIPATIONS (c) (e) (f) - 3.5%
 CONTAINERS - 0.2%
$    1,696  Stone Container Corp., 3.875% 6/30/09
            (Deutshe Bank Trust Co.)                                             NR/NR      $   1,684,482
                                                                                            ---------------
 ENERGY - 0.6%
     1,000  CMS Energy Corp., 9.00%, 10/30/04 (Citibank N.A.)                    NR/NR          1,011,250
     4,000  CMS Enterprises., 7.50%, 4/30/04 (Citibank N.A.)                     NR/NR          4,002,500
                                                                                            ---------------
                                                                                                5,013,750
                                                                                            ===============
 METALS/MINING - 0.4%
     2,985  Silgan Holdings Inc., 3.87%, 11/30/08 (Deutsche Bank Trust Co.,
            Morgan Stanley Senior Funding, Inc.)                                 NR/NR          2,983,755
                                                                                            ---------------
 MULTIMEDIA - 0.6%
            Adelphia Century Cable
     1,000   4.87%, 6/30/09 (Bank of America)                                    NR/NR            809,464
     1,500   4.99%, 6/30/09 (Morgan Stanley Senior Funding, Inc.)                NR/NR          1,214,196
     2,500  MGM Studios Inc., 4.85%, 6/30/08 (Bank of America)                   NR/NR          2,497,265
                                                                                            ---------------
                                                                                                4,520,925
                                                                                            ===============
 OIL & GAS - 0.2%
     1,997  Western Resources, Inc. 4.875%, 6/5/05
             (JPMorgan Chase Bank)                                               NR/NR          1,999,077
                                                                                            ---------------
 PRINTING/PUBLISHING - 0.8%
     2,978  Readers Digest Assoc. Inc., 4.16%-4.38%, 5/15/08
             (JPMorgan Chase Bank)                                               NR/NR          2,926,326
     3,990  RR Donnelley Corp., 7.25%, 6/30/10 (Deutsche Bank Trust Co.)         NR/NR          4,025,052
                                                                                            ---------------
                                                                                                6,951,378
                                                                                            ===============
 TELECOMMUNICATIONS - 0.7%
     1,959  Dex Media East LLC, 5.56%, 6/30/09 (JPMorgan Chase Bank)             NR/NR          1,986,116
     3,500  Panamsat Corp., 5.46%, 2/28/09 (Deutsche Bank Trust Co.)             NR/NR          3,498,124
                                                                                            ---------------
                                                                                                5,484,240
                                                                                            ===============
Total Loan Participations (cost-$28,983,235)                                                   28,637,607
                                                                                            ===============
 PREFERRED STOCK - 0.6%
        46  CSC Holdings Inc., 11.125%, 4/1/08 (cost $4,335,500)                 B3/B           4,818,500
                                                                                            ---------------
Total Long-Term Investments (cost-$755,665,874)                                               768,683,602
                                                                                            ===============
 SHORT-TERM INVESTMENTS--5.9%
 CORPORATE NOTES - 5.3%
 AIRLINES - 0.4%
     4,011  United Airlines, Inc., pass thru certificates,
            2.02625%, 3/2/04, Ser. 97A (b)                                     Baa3/BBB-        2,827,644
                                                                                            ---------------
 BANKING - 1.4%
    10,850  Rabobank Nederland, 1.23%, 5/5/03                                    NR/NR         10,848,517
       500  Royal Bank of Canada, 1.22%, 7/15/03                                 NR/NR            498,706
                                                                                            ---------------
                                                                                               11,347,223
                                                                                            ===============
 DIVERSIFIED MANUFACTURING - 0.9%
     7,000  Tyco International Group SA, 2.228%, 7/30/03                       Ba2/BBB-         6,897,100
                                                                                            ---------------

8 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.03 |

PIMCO Corporate Income Fund SCHEDULE OF INVESTMENTS
April 30, 2003 (unaudited)

PRINCIPAL
   AMOUNT                                                                    CREDIT RATING
    (000)                                                                    (MOODY'S/S&P)         VALUE*
-----------------------------------------------------------------------------------------------------------
ENERGY - 1.1%
$    2,000  Nevada Power Co., 3.425%, 10/15/03 (a) (f)                          Ba2/BB      $   1,950,882
     7,000  Williams Cos., Inc., 9.25%, 3/15/04                                 Caa1/B+         7,087,500
                                                                                            ---------------
                                                                                                9,038,382
                                                                                            ===============

 FINANCIAL SERVICES - 1.0%
     3,000  Redwood Capital II Ltd., 4.81%, 7/1/03 (a) (b) (f)                 Baa3/BBB-        2,994,030
     2,750  STEERS-2002-26 Cox, 5.00%, 5/19/03 (a) (b) (f) (g)                   NR/NR          2,733,657
     2,500  UBS Finance LLC, 1.77%-1.78%, 11/1/03                               AA2/NR          2,499,490
                                                                                            ---------------
                                                                                                8,227,177
                                                                                            ===============

 MACHINERY - 0.2%
     2,000  Case Corp., 6.25%, 12/1/03, Ser. B                                  Ba2/BB          2,010,000
                                                                                            ---------------

 MISCELLANEOUS - 0.1%
       700  HBOS Treasury Services plc, 1.25%, 6/17/2003                         NR/NR            698,858
                                                                                            ---------------

 UTILITIES - 0.2%
     1,580  PSEG Energy Holdings, 9.125%, 2/10/04                              Baa3/BBB-        1,635,668
                                                                                            ---------------

 WASTE DISPOSAL - 0.0%
       525  Allied Waste North America, 7.375%, 1/1/04, Ser                    BBa3/BB-           540,750
                                                                                            ---------------
Total Corporate Notes (cost-$44,089,406)                                                       43,222,802
                                                                                            ===============

 U.S. TREASURY BILLS - 0.4%
     3,500  1.150%-1.155%, 5/8/03-5/15/03 (cost-$3,498,711)                     AAA/Aaa         3,498,711
                                                                                            ---------------

 REPURCHASE AGREEMENT - 0.2%
     1,211  State Street Bank & Trust Co.
            dated 4/30/03, 1.05%, due 5/1/03,
            proceeds: $1,211,035; collateralized by Fannie Mae, 5/15/08,
            valued at $1,235,400 (cost-$1,211,000)                                              1,211,000
                                                                                            ---------------
Total Short-Term Investments (cost-$48,799,117)                                                47,932,513
                                                                                            ===============

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost-$804,464,991+) - 100.1%                       816,616,115
                                                                                            ===============

 OPTIONS WRITTEN - (0.1)%

CONTRACTS
---------
            U.S. Treasury Bond Futures, Chicago Board of Trade:
      (220)  Strike price $108, expires 8/23/03 (Put)                                            (213,125)
      (286)  Strike price $115, expires 8/23/03 (Call)                                           (388,781)
                                                                                            ---------------
Total options written (premiums received-$593,821)                                               (601,906)
                                                                                            ===============
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (cost-$803,871,170) - 100.0%                       $816,014,209
                                                                                            ===============

                    | 4.30.03 | PIMCO Corporate Income Fund Semi-Annual Report 9

PIMCO Corporate Income Fund SCHEDULE OF INVESTMENTS
April 30, 2003 (unaudited)

================================================================================
NOTES TO SCHEDULE OF INVESTMENTS:

* Long-term debt securities are valued by an independent pricing service authorized by the Board of Trustees.
(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At April 30, 2003, these securities amounted to $105,142,268 or 12.9% of investments.
(b) Floating Rate Security. Interest rate shown is the rate in effect at April 30, 2003. Maturity date shown is the date of the next change.
(c) Private Placement. Restricted as to resale and does not have a readily available market; the aggregate cost and value of such securities is $94,089,924 or 11.5% of investments.
(d) Security in default.
(e) Participation interests were acquired through the financial institution indicated parenthetically.
(f) Illiquid security.
(g) Fair valued security.
+ The cost basis of portfolio securities for federal income tax purposes is $804,464,991. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $44,156,274; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $32,005,150; net unrealized appreciation for federal income tax purposes is $12,151,124.
--------------------------------------------------------------------------------

GLOSSARY:

NR - Not Rated
REIT - Real Estate Investment Trust
TRACERS - Traded Custody Receipts

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
10 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.03 |

PIMCO Corporate Income Fund STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (unaudited)

                                                                                                       ----------------
ASSETS:
Investments, at value (cost-$804,464,991)                                                                $816,616,115
-------------------------------------------------------------------------------------------------      ----------------
Cash (including foreign currency with a value and cost of $8,413 and $8,133, respectively)                     32,355
-------------------------------------------------------------------------------------------------      ----------------
Interest receivable                                                                                        15,012,017
-------------------------------------------------------------------------------------------------      ----------------
Receivable for investments sold                                                                             2,940,000
-------------------------------------------------------------------------------------------------      ----------------
Receivable for options written/sold                                                                           593,821
-------------------------------------------------------------------------------------------------      ----------------
Interest receivable from swaps                                                                                 22,775
-------------------------------------------------------------------------------------------------      ----------------
Prepaid expenses                                                                                               59,842
-------------------------------------------------------------------------------------------------      ----------------
 Total Assets                                                                                             835,276,925
=================================================================================================      ================

LIABILITIES:
Payable for investments purchased                                                                           6,338,870
-------------------------------------------------------------------------------------------------      ----------------
Dividends payable to common and preferred shareholders                                                      3,794,996
-------------------------------------------------------------------------------------------------      ----------------
Options written, at value (premium received $593,821)                                                         601,906
-------------------------------------------------------------------------------------------------      ----------------
Investment management fee payable                                                                             364,028
-------------------------------------------------------------------------------------------------      ----------------
Net unrealized depreciation on swaps                                                                          268,948
-------------------------------------------------------------------------------------------------      ----------------
Net unrealized depreciation on forward foreign currency contracts                                              77,317
-------------------------------------------------------------------------------------------------      ----------------
Accrued expenses                                                                                              148,295
-------------------------------------------------------------------------------------------------      ----------------
 Total Liabilities                                                                                         11,594,360
-------------------------------------------------------------------------------------------------      ----------------
PREFERRED SHARES ($0.00001 PAR VALUE AND $25,000 NET ASSET AND LIQUIDATION VALUE PER
 SHARE APPLICABLE TO AN AGGREGATE OF 12,000 SHARES ISSUED AND OUTSTANDING)                                300,000,000
-------------------------------------------------------------------------------------------------      ----------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                             $523,682,565
=================================================================================================      ================

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock:
 Par value ($0.00001 per share, applicable to 35,331,252 shares issued and outstanding)                  $        353
-------------------------------------------------------------------------------------------------      ----------------
 Paid-in-capital in excess of par                                                                         501,081,612
-------------------------------------------------------------------------------------------------      ----------------
Undistributed net investment income                                                                         2,593,032
-------------------------------------------------------------------------------------------------      ----------------
Accumulated net realized gain on investments                                                                8,208,308
-------------------------------------------------------------------------------------------------      ----------------
Net unrealized appreciation of investments, swaps, options and foreign currency transactions               11,799,260
-------------------------------------------------------------------------------------------------      ----------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                             $523,682,565
-------------------------------------------------------------------------------------------------      ----------------
NET ASSET VALUE PER COMMON SHARE                                                                               $14.82
=================================================================================================      ================

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                   | 4.30.03 | PIMCO Corporate Income Fund Semi-Annual Report 11

PIMCO Corporate Income Fund STATEMENT OF OPERATIONS
For the six months ended April 30, 2003 (unaudited)

                                                                                                       ----------------
INTEREST INCOME:
Interest                                                                                                  $30,632,647
-------------------------------------------------------------------------------------------------      ----------------

EXPENSES:
Investment management fees                                                                                  2,886,910
-------------------------------------------------------------------------------------------------      ----------------
Auction agent fees and commissions                                                                            387,856
-------------------------------------------------------------------------------------------------      ----------------
Custodian and accounting agent fees                                                                            65,020
-------------------------------------------------------------------------------------------------      ----------------
Audit and tax service fees                                                                                     48,868
-------------------------------------------------------------------------------------------------      ----------------
Reports to shareholders                                                                                        44,362
-------------------------------------------------------------------------------------------------      ----------------
Trustees' fees and expenses                                                                                    30,698
-------------------------------------------------------------------------------------------------      ----------------
New York Stock Exchange listing fees                                                                           20,613
-------------------------------------------------------------------------------------------------      ----------------
Transfer agent fees                                                                                            18,928
-------------------------------------------------------------------------------------------------      ----------------
Legal fees                                                                                                     17,975
-------------------------------------------------------------------------------------------------      ----------------
Insurance expense                                                                                              10,242
-------------------------------------------------------------------------------------------------      ----------------
Miscellaneous                                                                                                   9,411
-------------------------------------------------------------------------------------------------      ----------------
 Total expenses                                                                                             3,540,883
-------------------------------------------------------------------------------------------------      ----------------
 Less: investment management fees waived                                                                     (769,843)
-------------------------------------------------------------------------------------------------      ----------------
       expense offset                                                                                          (2,120)
-------------------------------------------------------------------------------------------------      ----------------
 Net expenses                                                                                               2,768,920
-------------------------------------------------------------------------------------------------      ----------------

NET INVESTMENT INCOME                                                                                     $27,863,727
=================================================================================================      ================

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
-------------------------------------------------------------------------------------------------      ----------------
 Investments                                                                                               12,950,743
-------------------------------------------------------------------------------------------------      ----------------
 Swaps                                                                                                     (4,490,119)
-------------------------------------------------------------------------------------------------      ----------------
 Foreign currency transactions                                                                               (180,441)
-------------------------------------------------------------------------------------------------      ----------------
Net change in unrealized appreciation/depreciation of investments, swaps, options and
 foreign currency transactions                                                                             86,597,804
-------------------------------------------------------------------------------------------------      ----------------
Net realized and unrealized gain on investments, swaps, options and foreign
 currency transactions                                                                                     94,877,987
-------------------------------------------------------------------------------------------------      ----------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                                           122,741,714
=================================================================================================      ================
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                                   (2,072,575)
-------------------------------------------------------------------------------------------------      ----------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
 RESULTING FROM INVESTMENT OPERATIONS                                                                    $120,669,139
=================================================================================================      ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
12 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.03 |

PIMCO Corporate Income Fund STATEMENT OF CHANGES IN NET ASSETS
                            APPLICABLE TO COMMON SHAREHOLDERS

                                                                                     SIX MONTHS            FOR THE PERIOD
                                                                                       ENDED            DECEMBER 21, 2001*
                                                                                   APRIL 30, 2003             THROUGH
                                                                                    (UNAUDITED)           OCTOBER 31,2002
                                                                                  ------------------    --------------------
INVESTMENT OPERATIONS:
Net investment income                                                                   $ 27,863,727          $ 40,073,480
-------------------------------------------------------------------------------   ------------------    --------------------
Net realized gain on investments, swaps and foreign currency
 transactions                                                                              8,280,183             4,058,498
-------------------------------------------------------------------------------   ------------------    --------------------
Net change in unrealized appreciation/depreciation of investments,
 swaps, options and foreign currency transactions                                         86,597,804           (74,798,544)
-------------------------------------------------------------------------------   ------------------    --------------------
Net increase (decrease) in net assets resulting from investment
 operations                                                                              122,741,714           (30,666,566)
-------------------------------------------------------------------------------   ------------------    --------------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                  (2,072,575)           (3,980,497)
-------------------------------------------------------------------------------   ------------------    --------------------
Net increase (decrease) in net assets applicable to common
 shareholders resulting from investment operations                                       120,669,139           (34,647,063)
-------------------------------------------------------------------------------   ------------------    --------------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                    (25,985,298)          (33,423,356)
-------------------------------------------------------------------------------   ------------------    --------------------
Net realized gains                                                                        (4,026,740)                   --
-------------------------------------------------------------------------------   ------------------    --------------------
Total dividends and distributions to common shareholders                                 (30,012,038)          (33,423,356)
-------------------------------------------------------------------------------   ------------------    --------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                                        --           498,151,875
-------------------------------------------------------------------------------   ------------------    --------------------
Preferred shares underwriting discount charged to paid-in capital
 in excess of par                                                                                 --            (3,000,000)
-------------------------------------------------------------------------------   ------------------    --------------------
Common stock and preferred shares offering costs charged to
 paid-in capital in excess of par                                                                 --            (1,643,719)
-------------------------------------------------------------------------------   ------------------    --------------------
Reinvestment of dividends and distributions                                                3,043,298             4,444,426
-------------------------------------------------------------------------------   ------------------    --------------------
 Net increase in capital share transactions                                                3,043,298           497,952,582
-------------------------------------------------------------------------------   ------------------    --------------------
Total increase in net assets                                                              93,700,399           429,882,163
===============================================================================   ==================    ====================

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                      429,982,166               100,003
-------------------------------------------------------------------------------   ------------------    --------------------
End of period (including undistributed net investment income
 of $2,593,032 and $2,787,178, respectively)                                            $523,682,565          $429,982,166
===============================================================================   ==================    ====================

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                            --            34,775,000
-------------------------------------------------------------------------------   ------------------    --------------------
Issued in reinvestment of dividends and distributions                                        224,961               324,310
-------------------------------------------------------------------------------   ------------------    --------------------
NET INCREASE                                                                                 224,961            35,099,310
===============================================================================   ==================    ====================

* Commencement of operations

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                   | 4.30.03 | PIMCO Corporate Income Fund Semi-Annual Report 13

PIMCO Corporate Income Fund NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Corporate Income Fund (the "Fund"), was organized as a Massachusetts business trust on October 17, 2001. Prior to commencing operations on December 21, 2001, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003 to Allianz Dresdner Asset Management of America L.P. ("ADAM"). PIMCO Advisors Fund Management LLC, formerly PIMCO Funds Advisors LLC (the "Investment Manager"), serves as the Fund's Investment Manager and is an indirect wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.0001 par value common stock authorized.

The Fund seeks to achieve high current income and its other investment objectives by investing at least 80% of its assets in a diversified portfolio of U.S. dollar denominated corporate debt obligations of varying maturities and other income producing securities.

The Fund issued 31,750,000 shares of common stock, in its initial public offering. An additional 3,025,000 shares were issued in connection with the exercise of the underwriters' over-allotment option. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Offering costs of $1,043,250 (representing $0.03 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager has paid all offering costs (other than the sales load) and organizational expenses exceeding $0.03 per share. In addition, the underwriters commission and offering costs associated with the issuance of Preferred Shares in the amounts of $3,000,000 and $600,469, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

(a) VALUATION OF INVESTMENTS
Portfolio securities and other assets for which market quotations are readily available are valued each day at market value. Market value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services approved by the Board of Trustees. Any security or other asset for which market quotations are not readily available is valued at fair value as determined in good faith under procedures established by the Board of Trustees. The Fund invests substantially all of its assets in a diversified portfolio of corporate debt obligations of varying maturities and other corporate income-producing securities. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Forward currency contracts are valued at prevailing forward exchange rates of the underlying currencies.

(b) FEDERAL INCOME TAXES
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(c) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Market discount, if any, is accreted daily.

14 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.03

PIMCO Corporate Income Fund NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) INTEREST RATE/CREDIT DEFAULT SWAPS
The Fund may invest in interest rate and credit default swap contracts ("swaps") for investment purposes, to manage its interest rate and credit risks and to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the par or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as interest income.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of credit default swap contract, the Fund would receive the par or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and charged to interest income.

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net payments of interest on interest rate swap agreements are recorded daily as part of interest income.

Swaps are marked to market daily by the Fund's Investment Manager based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund's Statement of Operations. Payments received or made, if any, upon termination or maturity of the interest rate swaps, net of any basis in the interest rate swaps, is recorded as a realized gain or loss in the Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

                     4.30.03 | PIMCO Corporate Income Fund Semi-Annual Report 15

PIMCO Corporate Income Fund NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

Credit default swap contracts outstanding at April 30, 2003 were as follows:

                                NOTIONAL
SWAP                             AMOUNT                             FIXED
COUNTERPARTY/                  PAYABLE ON                          PAYMENTS           UNREALIZED
REFERENCED DEBT                  DEFAULT                        RECEIVED BY THE      APPRECIATION
OBLIGATION                        (000)     TERMINATION DATE        FUND            (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
Merrill Lynch
General Electric Capital
  Corporation, Revolving
  Credit Facility                $ 4,000       5/19/2004             0.61%               $   9,528

Merrill Lynch
AOL Time Warner Inc.
  0.00%, 12/6/2019                10,000        1/6/2005             2.15%                (179,266)

Wachovia
Sinclair Broadcast Group
  8.00%, 3/15/2012                 3,000       6/30/2004             3.00%                     300
                                                                                       ------------
                                                                                         $(169,438)
                                                                                       ============

Interest rate swap contracts outstanding at April 30, 2003 were as follows:

                                                        RATE TYPE
                                           ---------------------------------------
                 NOTIONAL
SWAP              AMOUNT     TERMINATION   PAYMENTS MADE BY   PAYMENTS RECEIVED BY     UNREALIZED
COUNTERPARTY     (IN 000)       DATE        THE PORTFOLIO         THE PORTFOLIO       DEPRECIATION
-------------------------------------------------------------------------------------------------------
Goldman Sachs    $85,000       3/18/05       1 week LIBOR            1.813%             $99,510
                                                                                      =========

(f) REPURCHASE AGREEMENTS
The Fund may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(g) FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

16 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.03

PIMCO Corporate Income Fund NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

Forward foreign currency contracts outstanding at April 30, 2003 were:

                                                U.S.$ VALUE ON        U.S.$ VALUE           UNREALIZED
SOLD:                                          ORIGINATION DATE      APRIL 30, 2003        DEPRECIATION
-----------------------------------------------------------------------------------------------------------
1,842,000 Eurodollars, settling 5/15/03           $1,977,264           $2,054,581            $77,317
                                                                                           =========

(h) OPTION TRANSACTIONS
For hedging purposes, the Fund may purchase and write (sell) put and call options on Municipal Bonds, U.S. government securities, swap agreements, indexes or futures contracts which are standardized and traded on a U.S. or other exchange, boards of trade, or similar entity, or quoted on an automated quotation system. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market.

Transactions in options written for the six months ended April 30, 2003 were:

                                                      CONTRACTS       PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at October 31, 2002                       -              -
Options written                                             506       $593,821
                                                            ---       --------
Options outstanding at April 30, 2003                       506       $593,821
                                                            ---       --------

(i) EXPENSE OFFSET
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND SUB-ADVISER
The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager to serve as Investment Manager of the Fund. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly, at an annual rate of 0.75% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding. In order to reduce Fund expenses, the Investment Manager has contractually agreed to reimburse the Fund for fees and expenses at the annual rate of 0.20% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through December 31, 2006, and for a declining amount thereafter through December 31, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions with respect to the Fund's assets. The Investment Manager (not the Fund) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.42% of the Fund's

                     4.30.03 | PIMCO Corporate Income Fund Semi-Annual Report 17

PIMCO Corporate Income Fund NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

2. INVESTMENT MANAGER AND SUB-ADVISER (CONCLUDED) average daily net assets, including net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser had contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager such that the Sub-Adviser will receive 0.30% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of the Fund's operations through December 31, 2006, and will receive an increasing amount thereafter. The Investment Manager informed the Fund that it paid the Sub-Adviser $1,154,764 in connection with its sub-advisory services for the six months ended April 30, 2003.

3. INVESTMENTS IN SECURITIES
For the six months ended April 30, 2003, purchases and sales of investments, other than short-term securities, were $267,279,713 and $252,473,741, respectively.

4. AUCTION PREFERRED SHARES
The Fund has issued 2,400 shares of Preferred Shares Series M, 2,400 shares of Preferred Shares Series T, 2,400 shares of Preferred Shares Series W, 2,400 shares of Preferred Shares Series TH, and 2,400 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended April 30, 2003, the annualized dividend rate ranged from:

                                           HIGH            LOW      AT APRIL 30, 2003
---------------------------------------------------------------------------------------
Series M                                  1.959%         1.249%          1.33%

Series T                                   1.78%          1.25%         1.299%

Series W                                  1.775%          1.20%          1.34%

Series TH                                  1.73%         1.187%          1.30%

Series F                                   1.84%         1.169%          1.84%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

5. SUBSEQUENT DIVIDEND DECLARATIONS -- COMMON SHAREHOLDERS
On May 1, 2003, a dividend of $0.10625 per share was declared to common shareholders payable June 2, 2003 to shareholders of record on May 16, 2003.

On June 2, 2003, a dividend of $0.10625 per share was declared to common shareholders payable July 1, 2003 to shareholders of record on June 13, 2003.

18 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.03

PIMCO Corporate Income Fund FINANCIAL HIGHLIGHTS

For a share of common stock outstanding throughout each period:

                                                                                      SIX MONTHS        FOR THE PERIOD
                                                                                        ENDED            DECEMBER 21,
                                                                                    APRIL 30, 2003      2001* THROUGH
                                                                                     (UNAUDITED)       OCTOBER 31, 2002
                                                                                   ---------------    ------------------
Net asset value, beginning of period                                                        $12.25              $14.33**
--------------------------------------------------------------------------------   ---------------    ------------------
INVESTMENT OPERATIONS:
Net investment income                                                                         0.79                1.14+
--------------------------------------------------------------------------------   ---------------    ------------------
Net realized and unrealized gain (loss) on investments                                        2.69               (2.02)
--------------------------------------------------------------------------------   ---------------    ------------------
Total from investment operations                                                              3.48               (0.88)
--------------------------------------------------------------------------------   ---------------    ------------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                     (0.06)              (0.11)
--------------------------------------------------------------------------------   ---------------    ------------------
Net increase in net assets applicable to common shares resulting from
investment operations                                                                         3.42               (0.99)
--------------------------------------------------------------------------------   ---------------    ------------------
DIVIDENDS AND DISTRIBUTION TO COMMON SHAREHOLDERS FROM:
   Net Investment Income                                                                     (0.74)              (0.96)
--------------------------------------------------------------------------------   ---------------    ------------------
   Net realized gains                                                                        (0.11)                  -
--------------------------------------------------------------------------------   ---------------    ------------------
Total dividends and distributions to common shareholders                                     (0.85)              (0.96)
--------------------------------------------------------------------------------   ---------------    ------------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital in excess of par                          -               (0.03)
--------------------------------------------------------------------------------   ---------------    ------------------
Preferred shares offering costs/underwriting discount charged to paid-in capital
in excess of par                                                                                 -               (0.10)
--------------------------------------------------------------------------------   ---------------    ------------------
   Total capital share transactions                                                              -               (0.13)
--------------------------------------------------------------------------------   ---------------    ------------------
Net asset value, end of period                                                              $14.82              $12.25
--------------------------------------------------------------------------------   ---------------    ------------------
Market price, end of period                                                                 $14.92              $13.24
--------------------------------------------------------------------------------   ---------------    ------------------
TOTAL INVESTMENT RETURN (1)                                                                   19.8%               (5.3)%
--------------------------------------------------------------------------------   ---------------    ------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)                         $523,683            $429,982
--------------------------------------------------------------------------------   ---------------    ------------------
Ratio of expenses to average net assets (2)(3)(4)(5)                                          1.17%               1.07%
--------------------------------------------------------------------------------   ---------------    ------------------
Ratio of net investment income to average net assets (2)(4)(5)                               11.80%               9.99%
--------------------------------------------------------------------------------   ---------------    ------------------
Preferred shares asset coverage per share                                                  $68,634             $60,826
--------------------------------------------------------------------------------   ---------------    ------------------
Portfolio turnover                                                                              34%                 77%
--------------------------------------------------------------------------------   ---------------    ------------------

*    Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
+    Based on average daily shares outstanding.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by earning credits from the custodian bank. (See note 1(i) in Notes to Financial Statements).
(4) During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waivers had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.50% (annualized) and 11.47% (annualized), and 1.37% (annualized) and 9.69% (annualized) for the six months ended April 30, 2003 and for the period December 21, 2001* through October 31, 2002, respectively.
(5)  Annualized

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                   | 4.30.03 | PIMCO Corporate Income Fund Semi-Annual Report 19

PIMCO Corporate Income Fund PRIVACY POLICY

OUR COMMITMENT TO YOU
We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION
In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY
We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES
We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES
We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES
We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

                           ANNUAL SHAREHOLDER MEETING
The Fund held its annual meeting of shareholders on February 11, 2003. Common and Preferred shareholders voted to elect Robert E. Connor and R. Peter Sullivan as trustees to serve until 2006 and 2005, respectively. Preferred shareholders voted to elect Hans W. Kertess* as a trustee to serve until 2006. Mr. Stephen Treadway, Mr. Paul Belica and Mr. John J. Dallesandro II*, continue to serve as trustees of the Fund.

                                                                      WITHHOLD
                                                    AFFIRMATIVE      AUTHORITY
--------------------------------------------------------------------------------
Election of Robert E. Connor                             10,400             28
                                                     29,032,196        283,525
Election of R. Peter Sullivan                            10,400             28
                                                     29,040,341        275,380
Election of Hans W. Kertess*                             10,400             28

----------
*  Preferred Shares trustee

20 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.03

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway
   Trustee, Chairman, Chairman of the Board
Paul Belica
   Trustee
Robert E. Connor
   Trustee
John J. Dalessandro II
   Trustee
Hans W. Kertess
   Trustee
R. Peter Sullivan
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
Newton B. Schott, Jr.
   Executive Vice President & Secretary
David C. Hinman
   Vice President
Raymond G. Kennedy
   Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer

INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA. 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of the Fund without examination by independent accountants, who did not express an opinion hereon.

Daily information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710

[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS Disclosure requirement not currently effective

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Disclosure requirement not currently effective

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Disclosure requirement not currently effective

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Disclosure requirement not currently effective

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Disclosure requirement not currently effective

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)  Disclosure requirement not currently effective.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).